LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS, NET
Schedule of Long-term investments

		December 31,
		2021	2022
		RMB	RMB
Equity investments without readily determinable fair values
A company providing mechanic training	(a)	12,000	12,000
Other equity investments without readily determinable fair values	(b)	17,880	15,000
Impairment of equity investments without readily determinable fair values		—	—
Total equity investments without readily determinable fair values, net		29,880	27,000
Equity method investments
Companies providing hockey program management		2,079	2,156
A company providing Internet product solutions	(c)	15,014	17,551
Impairment of equity method investments		(524)	(524)
Total equity method investments, net		16,569	19,183
Total long-term investments, net		46,449	46,183

(a)	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. No impairment loss was recognized as of December 31, 2021 and 2022, and for the years then ended.
(b)	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. The Company recognized no impairment loss for the years ended December 31, 2021 and 2022, respectively, and with an impairment balance of RMB13,000 as of December 31, 2020, which has been written off during the year of 2021.
(c)	In January 2018, the Company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized as of December 31, 2021 and 2022, and for the years then ended.